Putnam Convertible Securities Fund
The fund's portfolio
7/31/24 (Unaudited)

CONVERTIBLE BONDS AND NOTES (85.5%)(a)
	Principal amount	Value
Aerospace and defense (1.4%)
Axon Enterprise, Inc. company guaranty cv. sr. unsec. notes 0.50%, 12/15/27	$5,115,000	$7,197,905

		7,197,905
Automotive (0.7%)
Rivian Automotive, Inc. cv. sr. unsec. sub. notes 4.625%, 3/15/29	3,480,000	3,845,400

		3,845,400
Biotechnology (6.3%)
Alnylam Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 1.00%, 9/15/27	2,873,000	3,105,713
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	5,330,000	5,152,778
BridgeBio Pharma, Inc. cv. sr. unsec. notes 2.50%, 3/15/27	1,740,000	1,775,825
Cytokinetics, Inc. cv. sr. unsec. unsub. notes 3.50%, 7/1/27	1,330,000	1,844,312
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 1.00%, 8/15/28	4,927,000	5,661,123
Innoviva, Inc. cv. sr. unsec. notes 2.50%, 8/15/25	3,290,000	3,910,195
Insmed, Inc. cv. sr. unsec. sub. notes 0.75%, 6/1/28	3,330,000	7,592,400
Sarepta Therapeutics, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/15/27	2,513,000	3,038,878

		32,081,224
Broadcasting (1.5%)
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27	6,865,000	7,705,056

		7,705,056
Cable television (1.7%)
Cable One, Inc. company guaranty cv. sr. unsec. notes 1.125%, 3/15/28	7,435,000	5,629,039
DISH Network Corp. cv. sr. unsec. notes zero %, 12/15/25	4,410,000	3,242,844

		8,871,883
Commercial and consumer services (4.0%)
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	3,825,000	7,547,222
Global Payments, Inc. 144A cv. sr. unsec. notes 1.50%, 3/1/31	7,102,000	6,746,900
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27	6,800,000	6,381,800

		20,675,922
Computers (9.7%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	4,206,000	4,290,788
Altair Engineering, Inc. cv. sr. unsec. sub. notes 1.75%, 6/15/27	4,470,000	6,008,127
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	7,539,000	6,804,202
Cloudflare, Inc. cv. sr. unsec. notes zero %, 8/15/26	2,866,000	2,637,437
Confluent, Inc. cv. sr. unsec. unsub. notes zero %, 1/15/27	2,755,000	2,391,340
Dropbox, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	4,230,000	3,976,985
Lumentum Holdings, Inc. cv. sr. unsec. notes 1.50%, 12/15/29	1,295,000	1,283,101
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	3,015,000	2,785,673
Nutanix, Inc. cv. sr. unsec. notes 0.25%, 10/1/27	4,100,000	4,520,571
Seagate HDD Cayman 144A company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)	8,279,000	11,267,719
Super Micro Computer, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/1/29	3,923,000	3,721,614

		49,687,557
Consumer (0.7%)
Spectrum Brands, Inc. 144A company guaranty cv. sr. unsec. notes 3.375%, 6/1/29	3,899,000	3,801,525

		3,801,525
Consumer cyclicals (1.2%)
Patrick Industries, Inc. company guaranty cv. sr. unsec. notes 1.75%, 12/1/28	4,285,000	5,887,054

		5,887,054
Consumer finance (—%)
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	210	186

		186
Consumer services (8.0%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	2,477,000	2,276,252
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	8,235,000	6,610,813
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)	4,733,000	4,411,397
Itron, Inc. 144A cv. sr. unsec. notes 1.375%, 7/15/30	2,054,000	2,092,636
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28	9,075,000	10,136,775
Wayfair, Inc. cv. sr. unsec. unsub. notes 3.25%, 9/15/27	8,275,000	9,628,790
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26	4,625,000	5,772,000

		40,928,663
Distribution (1.0%)
Chefs' Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	4,210,000	4,896,651

		4,896,651
Electric utilities (3.3%)
CMS Energy Corp. cv. sr. unsec. notes 3.375%, 5/1/28	5,570,000	5,703,680
PG&E Corp. 144A cv. sr. notes 4.25%, 12/1/27	5,851,000	6,042,620
PPL Capital Funding, Inc. company guaranty cv. sr. unsec. notes 2.875%, 3/15/28	5,330,000	5,318,008

		17,064,308
Electronics (5.2%)
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	2,460,000	3,859,740
Microchip Technology, Inc. 144A cv. sr. unsec. notes 0.75%, 6/1/30	5,279,000	5,315,689
ON Semiconductor Corp. company guaranty cv. sr. unsec. notes 0.50%, 3/1/29	9,589,000	9,921,883
OSI Systems, Inc. 144A cv. sr. unsec. notes 2.25%, 8/1/29	3,814,000	3,825,090
Wolfspeed, Inc. cv. sr. unsec. notes 1.875%, 12/1/29	7,515,000	3,805,890

		26,728,292
Energy (oil field) (0.4%)
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	2,170,000	1,797,411

		1,797,411
Engineering and construction (0.8%)
Fluor Corp. 144A cv. sr. unsec. notes 1.125%, 8/15/29	3,165,000	3,887,411

		3,887,411
Entertainment (3.1%)
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	5,847,000	6,645,408
Royal Caribbean Cruises, Ltd. cv. sr. unsec. unsub. notes 6.00%, 8/15/25	2,190,000	6,943,121
Vail Resorts, Inc. cv. sr. unsec. sub. notes zero %, 1/1/26	2,505,000	2,315,559

		15,904,088
Environmental (1.4%)
Tetra Tech, Inc. 144A cv. sr. unsec. notes 2.25%, 8/15/28	5,793,000	7,030,674

		7,030,674
Financial (0.9%)
Coinbase Global, Inc. 144A cv. sr. unsec. sub. notes 0.25%, 4/1/30	4,490,000	4,451,835

		4,451,835
Gaming and lottery (1.0%)
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28	6,192,000	5,246,879

		5,246,879
Homebuilding (1.5%)
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	2,837,000	2,374,569
Meritage Homes Corp. 144A company guaranty cv. sr. unsec. notes 1.75%, 5/15/28	4,576,000	5,069,293

		7,443,862
Lodging/Tourism (0.9%)
Carnival Corp. company guaranty cv. sr. unsec. unsub. notes 5.75%, 12/1/27	3,130,000	4,733,734

		4,733,734
Machinery (0.8%)
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	3,836,000	4,342,352

		4,342,352
Medical technology (5.6%)
China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4.00%, 8/15/24 (China) (In default)(NON)(F)	3,213,000	—
China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6.25%, 12/16/24 (China) (In default)(NON)(F)	3,544,000	—
CONMED Corp. cv. sr. unsec. notes 2.25%, 6/15/27	2,313,000	2,079,850
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	6,260,000	5,306,332
Haemonetics Corp. 144A cv. sr. unsec. sub. notes 2.50%, 6/1/29	4,388,000	4,515,252
Integer Holdings Corp. cv. sr. unsec. unsub. notes 2.125%, 2/15/28	2,825,000	4,130,150
Lantheus Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	3,210,000	4,814,198
Repligen Corp. 144A cv. sr. unsec. notes 1.00%, 12/15/28	2,950,000	3,199,270
TransMedics Group, Inc. cv. sr. unsec. sub. notes 1.50%, 6/1/28	2,575,000	4,369,893

		28,414,945
Oil and gas (0.9%)
Northern Oil and Gas, Inc. cv. sr.unsec. notes 3.625%, 4/15/29	3,420,000	4,364,775

		4,364,775
Pharmaceuticals (3.7%)
Ascendis Pharma A/S cv. sr. unsec. notes 2.25%, 4/1/28 (Denmark)	4,059,000	4,494,817
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.375%, 5/15/28	12,830,000	11,238,345
Mirum Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 4.00%, 5/1/29	1,940,000	2,926,760

		18,659,922
Power producers (1.3%)
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	3,660,000	6,788,508

		6,788,508
Real estate (2.9%)
Rexford Industrial Realty LP 144A company guaranty cv. sr. unsec. sub. notes 4.125%, 3/15/29	4,238,000	4,329,117
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 3.125%, 7/15/29	3,820,000	4,005,270
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28(R)	5,430,000	6,681,072

		15,015,459
Restaurants (1.0%)
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	6,040,000	5,235,925

		5,235,925
Semiconductor (1.0%)
MKS Instruments, Inc. 144A cv. sr. unsec. notes 1.25%, 6/1/30	4,714,000	4,989,769

		4,989,769
Software (8.0%)
Evolent Health, Inc. 144A cv. sr. unsec. notes 3.50%, 12/1/29	3,225,000	3,209,681
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	1,677,000	2,967,452
MicroStrategy, Inc. 144A cv. sr. unsec. notes 0.875%, 3/15/31	4,969,000	4,791,966
MicroStrategy, Inc. 144A cv. sr. unsec. sub. notes 0.625%, 3/15/30	1,300,000	1,636,533
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	8,391,000	7,732,307
Progress Software Corp. cv. sr. unsec. notes 1.00%, 4/15/26	4,295,000	4,715,696
Progress Software Corp. 144A cv. sr. unsec. sub. notes 3.50%, 3/1/30	808,000	860,399
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26	5,865,000	5,114,280
Vertex, Inc. 144A cv. sr. unsec. sub. notes 0.75%, 5/1/29	3,891,000	5,007,058
Workiva, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 8/15/28	5,105,000	4,612,368

		40,647,740
Technology services (5.6%)
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	1,830,000	5,980,799
Parsons Corp. 144A cv. sr. unsec. notes 2.625%, 3/1/29	5,640,000	6,491,640
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	9,431,000	7,937,130
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	6,775,000	8,235,013

		28,644,582
Telecommunications (—%)
Powerwave Technologies, Inc. cv. unsec. sub. notes 3.875%, 10/1/27 (In default)(NON)(F)	5,121,000	512

		512

Total convertible bonds and notes (cost $417,894,892)		$436,972,009

CONVERTIBLE PREFERRED STOCKS (9.4%)(a)
	Shares	Value
Banking (2.5%)
Bank of America Corp. Ser. L, 7.25% cv. pfd.	10,685	$12,784,603

		12,784,603
Chemicals (0.6%)
Albemarle Corp. $3.63 cv. pfd.	66,750	3,031,118

		3,031,118
Electric utilities (1.8%)
NextEra Energy, Inc. $3.46 cv. pfd.(S)	211,095	9,352,564

		9,352,564
Investment banking/Brokerage (2.8%)
Apollo Global Management, Inc. $3.38 cv. pfd.	207,929	14,207,789

		14,207,789
Machinery (0.9%)
Chart Industries, Inc. $3.38 cv. pfd.	74,920	4,705,725

		4,705,725
Metals (0.8%)
RBC Bearings, Inc. $5.00 cv. pfd.	30,963	4,009,985

		4,009,985

Total convertible preferred stocks (cost $45,740,787)		$48,091,784

COMMON STOCKS (1.9%)(a)
	Shares	Value
Exxon Mobil Corp.	43,920	$5,208,466
Guidewire Software, Inc.(NON)	8,830	1,325,118
Intuitive Surgical, Inc.(NON)	3,315	1,473,882
Viking Holdings, Ltd. (Bermuda)(NON)	54,280	1,937,796

Total common stocks (cost $8,838,807)		$9,945,262

SHORT-TERM INVESTMENTS (4.5%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 5.57%(AFF)	7,416,920	$7,416,920
Putnam Short Term Investment Fund Class P 5.47%(AFF)	15,737,092	15,737,092

Total short-term investments (cost $23,154,012)		$23,154,012
TOTAL INVESTMENTS

Total investments (cost $495,628,498)		$518,163,067

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2023 through July 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $511,131,849.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/24
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$8,044,470	$61,686,541	$62,314,091	$262,075	$7,416,920
	Putnam Short Term Investment Fund Class P†	23,919,703	186,443,888	194,626,499	730,533	15,737,092

	Total Short-term investments	$31,964,173	$248,130,429	$256,940,590	$992,608	$23,154,012
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $7,416,920 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $7,401,216.
† Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund's investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund's investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$1,937,796	$—	$—
Energy	5,208,466	—	—
Health care	1,473,882	—	—
Technology	1,325,118	—	—

Total common stocks	9,945,262	—	—
Convertible bonds and notes	—	436,971,497	512
Convertible preferred stocks	29,178,270	18,913,514	—
Short-term investments	—	23,154,012	—

Totals by level	$39,123,532	$479,039,023	$512
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Level 3 securities which are fair valued by Putnam Management, are not material to the fund.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com